DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue, by arrangement, disclosure

	As of December 31,
	2019	2020
	RMB	RMB
Deferred merchandise revenue	129,224	40,645
Deferred membership program revenue	42,438	—
Deferred marketplace revenue	9,800	9,113
Deferred other revenue	366	1,193

	181,828	50,951